Shareholders’ Equity - Schedule of Black-Scholes Option-Pricing Model (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Shareholders’ Equity - Schedule of Black-Scholes Option-Pricing Model (Details) [Line Items]
Dividend yield
Minimum [Member]
Shareholders’ Equity - Schedule of Black-Scholes Option-Pricing Model (Details) [Line Items]
Risk-free interest rate	3.98%	3.90%
Expected option term (years)	2 years 7 months 6 days	3 years 9 months 18 days
Expected share price volatility	95.90%	77.30%
Maximum [Member]
Shareholders’ Equity - Schedule of Black-Scholes Option-Pricing Model (Details) [Line Items]
Risk-free interest rate	4.37%	4.11%
Expected option term (years)	3 years 9 months 10 days	5 years
Expected share price volatility	98.00%	84.30%